Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended
		Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Basic Earnings Per Common Share
Net income attributable to bank shareholders		$ 2,134	$ 2,301	$ 1,290
Dividends on preferred shares and distributions on other equity instruments		(65)		(40)
Net income available to common shareholders		$ 2,069		$ 1,250
Weighted-average number of common shares outstanding		729,564		723,751
Basic earnings per common share		$ 2.84	$ 2.95	$ 1.73
Diluted Earnings Per Common Share
Net income available to common shareholders		$ 2,069		$ 1,250
Weighted-average number of common shares outstanding		729,564		723,751
Effect of dilutive instruments
Stock options potentially exercisable	[1]	6,245		3,816
Common shares potentially repurchased		(5,119)		(2,981)
Weighted-average number of diluted common shares outstanding		730,690		724,586
Diluted earnings per common share		$ 2.83	$ 2.94	$ 1.73

[1]	In computing diluted earnings per share, we excluded average stock options outstanding of 482,948 with a weighted-average exercise price of $153.89 for the three months ended January 31, 2025 (2,991,066 with a weighted-average exercise price of $132.29 for the three months ended January 31, 2024), as the average share price for the periods did not exceed the exercise price.